SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted average fair value of options granted	$ 1.61	$ 3.96	$ 0.84
Risk free interest rate	3.76%	3.56%	1.04%
Estimated life (in years)	5 years	5 years	5 years
Expected volatility	100.64%	75.91%	73.69%
Expected dividend yield	0.00%	0.00%	0.00%